Other Current Assets	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
Other Current Assets	Note 8 - Other Current Assets
	As of December, 31
	2022	2021
	USD thousands

Government authorities	146	268
Prepaid expenses and other receivables	997	1,005
Total other current assets	1,143	1,273